Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of leased assets and liabilities
ROU assets and lease liabilities as of December 31, 2025 and 2024 consisted of the following:

	As of
	December 31, 2025		December 31, 2024
	Operating leases	Finance leases	Operating leases	Finance leases
ROU assets:
ROU assets, gross	$178,904	$186,943	$166,004	$183,968
Accumulated amortization	(65,630)	(89,344)	(50,175)	(78,800)
Total ROU assets, net	$113,274	$97,599	$115,829	$105,168

Lease liabilities:
Lease liabilities - current	$19,837	$11,684	$17,333	$10,995
Lease liabilities - net of current	102,346	144,446	106,192	150,683
Total lease liabilities	$122,183	$156,130	$123,525	$161,678

Schedule of components of lease cost
The components of the Company’s lease expenses for the years ended December 31, 2025 and 2024 were as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Finance lease expense:
Amortization of ROU assets
Cost of goods sold	$6,686	$10,257
Operating expenses	5,599	28,787
Total amortization of ROU assets	12,285	39,044
Interest on finance lease liabilities	17,626	17,537
Total finance lease expense	29,911	56,581

Operating lease expense(1)	32,092	30,446

Short-term lease expense	2,467	2,589

Total lease expense	$64,470	$89,616

(1) Includes $0.1 million of sublease income as a net reduction of rent expense for the years ended December 31, 2025 and 2024.
For the years ended December 31, 2025 and 2024, cash flows associated with the Company’s failed sale and leaseback arrangements were recognized in the Consolidated Statements of Cash Flows as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Cash flows from operating activities:
Operating cash flows from failed sale and leaseback arrangements	$(26,450)	$(23,726)

Cash flows from financing activities:
Financing cash flows from failed sale and leaseback financial obligations	(5,843)	(5,777)
Net cash flows from failed sale and leaseback arrangements	$(32,293)	$(29,503)

Schedule of other information related to operating and finance leases
Cash flows associated with the Company’s leasing arrangements for the years ended December 31, 2025 and 2024 were as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Cash flows from operating activities:
Operating cash flows from operating leases	$(31,083)	$(29,920)
Operating cash flows from finance leases	(17,626)	(17,537)

Cash flows from financing activities:
Financing cash flows from finance leases	(10,230)	(9,445)
Net cash flows from leasing arrangements	$(58,939)	$(56,902)
As of December 31, 2025 and 2024, the weighted average remaining lease terms and weighted average discount rates of the Company’s leasing arrangements were as follows:

	As of
	December 31, 2025	December 31, 2024
Weighted average remaining lease term (in years) - finance leases	10.0	9.2
Weighted average remaining lease term (in years) - operating leases	6.3	6.2
Weighted average discount rate - finance leases	11.2%	11.2%
Weighted average discount rate - operating leases	10.9%	11.0%

Schedule of future minimum payments due under non-cancelable operating leases
As of December 31, 2025, maturities of the Company’s lease liabilities, under its non-cancelable leases were as follows:

Fiscal Year	Operating Leases	Finance Leases
2026	$31,834	$28,446
2027	30,269	28,967
2028	26,839	28,309
2029	22,768	28,181
2030	18,574	27,819
2031 and thereafter	40,445	145,127
Total undiscounted remaining minimum lease payments	170,729	286,849
Less: imputed interest	(48,546)	(130,719)
Total discounted remaining minimum lease payments	$122,183	$156,130

Schedule of future minimum payments due under non-cancelable finance leases
As of December 31, 2025, maturities of the Company’s lease liabilities, under its non-cancelable leases were as follows:

Fiscal Year	Operating Leases	Finance Leases
2026	$31,834	$28,446
2027	30,269	28,967
2028	26,839	28,309
2029	22,768	28,181
2030	18,574	27,819
2031 and thereafter	40,445	145,127
Total undiscounted remaining minimum lease payments	170,729	286,849
Less: imputed interest	(48,546)	(130,719)
Total discounted remaining minimum lease payments	$122,183	$156,130